Consolidated Statements of Shareholders' Equity (Unaudited) (Parenthetical) - shares		6 Months Ended
	Mar. 26, 2026	Jun. 30, 2026
Statement of Stockholders' Equity [Abstract]
Earnout shares (in shares)	1,100,000	1,100,000